Offsets	Oct. 23, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Canaan Inc.
Form or Filing Type	F-3
File Number	333-285125
Initial Filing Date	Feb. 21, 2025
Fee Offset Claimed	$ 37,287.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A ordinary share, par value US$ 0.00000005 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 270,000,000.00
Termination / Withdrawal Statement	The registrant previously registered US$750,000,000 Class A ordinary shares, par value US$ 0.00000005 per share, by means of a 424(b)(5) prospectus supplement dated November 25, 2022 (the "2022 Prospectus Supplement"), pursuant to a Registration Statement on Form F-3/ASR (Registration No. 333-255470), filed with the Securities and Exchange Commission (the "SEC") on April 19, 2021 (the "2021 Registration Statement"). In connection with the filing of the 2022 Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of US$82,650,00. Pursuant to Rule 457(p) under the Securities Act, the registrant claimed offsets in registration fees of US$65,868.72 (which had already been paid and remained unused with respect to the US$597,719,805 Class A ordinary shares that were previously registered pursuant to the 2022 Prospectus Supplement and were not sold thereunder) and applied the same to the filing fees payable pursuant to the registration statement on Form F-3 (File No. 333-278762) initially filed with the SEC on April 17, 2024, as amended by Amendment No. 1 to Form F-3 filed on September 3, 2024, and declared effective on September 5, 2024 (the "2024 Registration Statement"). The 2024 Registration Statement was terminated by the registration statement on Form F-3 (File No. 333-285125) which was filed with the SEC and automatically became effective on February 21, 2025 (the "2025 Registration Statement"). After deducting (i) US$10,892.88 of registration fee paid in connection with the securities already sold pursuant to the 2024 Registration Statement, and (ii) US$15,130.00 of registration fee paid in connection with the securities already sold pursuant to the 2025 Registration Statement, there is US$39,665.84 of fees remaining to be applied to the registration fee due in connection with this registration statement pursuant to Rule 457(p).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Canaan Inc.
Form or Filing Type	F-3
File Number	333-255470
Filing Date	Nov. 25, 2022
Fee Paid with Fee Offset Source	$ 82,650.00